June 13, 2017
ATTORNEYS AT LAW

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MILWAUKEE, WISCONSIN  53202-5306
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WRITER’S DIRECT LINE
414.297.5596
pfetzer@foley.com Email

CLIENT/MATTER NUMBER
082961-0140

VIA EDGAR

United States Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549
Re:	Hennessy Funds Trust

Ladies and Gentlemen:

On behalf of Hennessy Funds Trust, a Delaware statutory trust (the “Company”), we are transmitting for filing a registration statement on Form N-14.  The Registration Statement contains a Proxy Statement/Prospectus that provides information about (1) the acquisition of the assets and liabilities (other than excluded liabilities) of the Rainier Mid Cap Equity Fund and the Rainier Small/Mid Cap Equity Fund, both series of Rainier Investment Management Mutual Funds (“Rainier Trust”), by the Hennessy Cornerstone Mid Cap 30 Fund, a series of the Company and (2) the acquisition of the assets and liabilities (other than the excluded liabilities) of the Rainier Large Cap Equity Fund, a series of Rainier Trust, by the Hennessy Cornerstone Large Growth Fund, a series of the Company (the “Reorganization”).

This filing is being effected by direct transmission to the EDGAR System.

Below is the accounting and performance survivor analysis regarding the proposed Reorganization.  Rainier Investment Management, LLC (“Rainier”) is the investment advisor to the Rainier Mid Cap Equity Fund, the Rainier Small/Mid Cap Equity Fund and the Rainier Large Cap Equity Fund (each a “Rainier U.S. Fund” and, together, the “Rainier U.S. Funds”).  Hennessy Advisors, Inc. (“Hennessy Advisors”) is the investment advisor to the Hennessy Cornerstone Mid Cap 30 Fund and the Hennessy Cornerstone Large Growth Fund (each a “Hennessy Fund” and, together, the “Hennessy Funds”).  The Hennessy Funds are the legal survivors of the proposed Reorganization, and, as combined with the Rainier U.S. Funds pursuant to the Reorganization, are referred to herein as the “combined Hennessy Funds”.  We believe that the Hennessy Funds are the appropriate accounting and performance survivors of the proposed Reorganization for the reasons discussed below.

The Securities and Exchange Commission (“SEC”) has taken the position that the surviving entity for accounting purposes is also the fund whose historical performance may be used by the combined fund after the reorganization.  See SEC Generic Comment Letter, February 3, 1995.  In the North American Security Trust No-Action Letter (publicly available August 5, 1994), the SEC stated that in determining whether a surviving fund can use the historical performance of a predecessor fund involved in a reorganization, it is necessary to compare the attributes of the surviving fund and the predecessor fund to determine which fund, if any, the surviving fund most closely resembles.

BOSTON BRUSSELS CHICAGO DETROIT	JACKSONVILLE LOS ANGELES MADISON MIAMI	MILWAUKEE NEW YORK ORLANDO SACRAMENTO	SAN DIEGO SAN FRANCISCO SHANGHAI SILICON VALLEY	TALLAHASSEE TAMPA TOKYO WASHINGTON, D.C.

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June 13, 2017

The factors that should be taken into consideration when determining the accounting and performance survivor in a fund reorganization include, in their relative order of importance, the following:

•	the investment adviser to the surviving fund;
•	the portfolio composition of the surviving fund;
•	the investment objectives and policies of the surviving fund;
•	the expense structure and expense ratio applicable to the surviving fund; and
•	the relative asset sizes of the funds involved in the reorganizations.
See North American Security Trust (publicly available August 5, 1994) (“NAST”); see also AICPA Audit and Accounting Guide for Investment Companies (factors to determine accounting survivor).

Investment Adviser

Hennessy Advisors, 7250 Redwood Blvd., Suite 200, Novato, California 94945, serves as the investment adviser to the Hennessy Funds.  Following the Reorganization, Hennessy Advisors will remain as the investment adviser to the combined Hennessy Funds, and the portfolio managers of the combined Hennessy Funds will remain as the portfolio managers to the combined Hennessy Funds.  Neither Rainier nor any of the portfolio managers of the Rainier U.S. Funds will provide investment advisory services to the combined Hennessy Funds.

Portfolio Composition

The Hennessy Funds are the surviving entities and the combined Hennessy Funds will operate under their existing investment objectives, policies, strategies and restrictions, and the portfolio managers of the Hennessy Funds will continue as the portfolio managers of the combined Hennessy Funds.  Thus, the portfolios of the Hennessy Funds are more representative of what the portfolios of the combined Hennessy Funds will be over time.

Investment Objectives and Policies

Each of the Rainier U.S. Funds and the Hennessy Funds, as applicable, have substantially similar investment objectives.  While over 90% of the investments of each of the Rainier U.S. Funds are eligible investments for the applicable Hennessy Fund (meaning that over 90% of the investments of the applicable Rainier U.S. Funds are equity securities that are subject to evaluation under the formulas utilized by the Hennessy Funds, and that the Hennessy Funds provide in their prospectus that they may

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June 13, 2017

hold indefinitely the portfolio securities transferred to them from another fund pursuant to an acquisition), the Rainier U.S. Funds and the Hennessy Funds do differ in investment strategies, as the Hennessy Funds employ a focused, formula-based approach to their investments.  The combined Hennessy Funds’ investment policies and strategies will be those of the current Hennessy Funds.

Expense Structure and Expense Ratio

The Rainier U.S. Funds and the Hennessy Funds have similar expense structures.  It is estimated that the proposed Reorganization will result in a reduction in the expense ratio for shareholders of the Rainier U.S. Funds, as set forth below:

	Rainier Mid Cap Equity Fund (Original Class)	Rainier Small/Mid Cap Equity Fund (Original Class)	Hennessy Cornerstone Mid Cap 30 Fund Pro Forma (Investor Class)
Advisory Fee	0.85%	0.85%	0.74%

Expense Ratio(1)	1.44%	1.39%	1.34%

Savings in Expense Ratio as Compared to Hennessy Cornerstone Mid Cap 30 Fund Pro Forma (Investor)	0.10%	0.05%	N/A

(1)    The expense ratios for Original Class shares of the Rainier Mid Cap Equity Fund and the Rainier Small/Mid Cap Equity Fund shown above are the gross expense ratios from the Annual Report of the Rainier U.S. Funds dated March 31, 2017.  Hennessy Advisors has agreed that the fees and expenses attributable to Investor Class shares of the Hennessy Mid Cap 30 Fund will be capped to the extent necessary so that expenses (exclusive of all federal, state, and local taxes, interest, brokerage commissions, acquired fund fees and expenses and other costs incurred in connection with the purchase and sale of securities, and extraordinary items) do not exceed the total annual fees and expenses of Original Class shares of the Rainier Small/Mid Cap Equity Fund as reflected in the table above for a period of two years from the date of the Reorganization.

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June 13, 2017

	Rainier Mid Cap Equity Fund (Institutional Class)	Rainier Small/Mid Cap Equity Fund (Institutional Class)	Hennessy Cornerstone Mid Cap 30 Fund Pro Forma (Institutional Class)
Advisory Fee	0.85%	0.85%	0.74%

Expense Ratio(1)	1.17%	1.07%	0.97%

Savings in Expense Ratio as Compared to Hennessy Cornerstone Mid Cap 30 Fund Pro Forma (Institutional)	0.20%	0.10%	N/A

(1)    The expense ratios for Institutional Class shares of the Rainier Mid Cap Equity Fund and the Rainier Small/Mid Cap Equity Fund shown above are the gross expense ratios from the Annual Report of the Rainier U.S. Funds dated March 31, 2017.  Hennessy Advisors has agreed that the fees and expenses attributable to Institutional Class shares of the Hennessy Mid Cap 30 Fund will be capped to the extent necessary so that expenses (exclusive of all federal, state, and local taxes, interest, brokerage commissions, acquired fund fees and expenses and other costs incurred in connection with the purchase and sale of securities, and extraordinary items) do not exceed the total annual fees and expenses of Institutional Class shares of the Rainier Small/Mid Cap Equity Fund as reflected in the table above for a period of two years from the date of the Reorganization.

	Rainier Large Cap Equity Fund (Original Class)	Hennessy Cornerstone Large Growth Fund Pro Forma (Investor Class)
Advisory Fee	0.70%	0.74%

Expense Ratio(1)	1.29%	1.26%

Savings in Expense Ratio as Compared to Hennessy Cornerstone Large Growth Fund Pro Forma (Investor)	0.03%	N/A

(1)    The expense ratio for Original Class shares of the Rainier Large Cap Equity Fund shown above is the gross expense ratio from the Annual Report of the Rainier U.S. Funds dated March 31, 2017.   Hennessy Advisors has agreed that the fees and expenses attributable to Investor Class shares of the Hennessy Cornerstone Large Growth Fund will be capped, pursuant to an expense limitation agreement, to the extent necessary so that expenses (exclusive of all federal, state, and local taxes, interest, brokerage commissions, acquired fund fees and expenses and other costs incurred in connection with the purchase and sale of securities, and extraordinary items) do not exceed the total annual fees and expenses of Original Class shares of the Rainier Large Cap Equity Fund as reflected in the table above for a period of two years from the date of the Reorganization.  The net expense ratio for the Rainier Large Cap Equity Fund from the March 31, 2017, Annual Report (after fee waivers and expense subsidies) was lower than for the pro forma Hennessy Cornerstone Large Growth Fund because Rainier agreed to waive 0.07% of its advisory fee through July 31, 2017.  That waiver will expire and the advisory fee will increase to the contractual rate on August 1, 2017.

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June 13, 2017

	Rainier Large Cap Equity Fund Pro Forma (Institutional Class)	Hennessy Cornerstone Large Growth Fund Pro Forma (Institutional Class)
Advisory Fee	0.70%	0.74%

Expense Ratio(1)	0.98%	0.97%

Savings in Expense Ratio as Compared to Hennessy Cornerstone Large Growth Fund Pro Forma (Institutional)	0.01%	N/A

(1)    The pro forma expense ratio shown above for Institutional Class shares of the Rainier Large Cap Equity Fund is higher than the net expense ratio shown in the Annual Report of the Rainier U.S. Funds dated March 31, 2017, to reflect the effect of reduced assets for the Rainier Large Cap Equity Fund and the Rainier Trust and to reflect the expiration after July 31, 2017, of Rainier’s waiver of 0.07% of its advisory fee.   Hennessy Advisors has agreed that the fees and expenses attributable to Institutional Class shares of the Hennessy Cornerstone Large Growth Fund will be capped, pursuant to an expense limitation agreement, to the extent necessary so that expenses (exclusive of all federal, state, and local taxes, interest, brokerage commissions, acquired fund fees and expenses and other costs incurred in connection with the purchase and sale of securities, and extraordinary items) do not exceed the total annual fees and expenses of Institutional Class shares of the Rainier Large Cap Equity Fund as reflected in the table above for a period of two years from the date of the Reorganization. The net expense ratio for the Rainier Large Cap Equity Fund from the March 31, 2017, Annual Report (after fee waivers and expense subsidies) was lower than the Hennessy Cornerstone Large Growth Fund because Rainier agreed to waive 0.07% of its advisory fee through July 31, 2017.  That waiver will expire and the advisory fee will increase to the contractual rate on August 1, 2017.  In addition, the expense ratios reflected in the Rainier Large Cap Equity Fund’s March 31, 2017, Annual Report were based upon higher assets in both the Rainier Large Cap Equity Fund and the Rainier Trust.

Relative Asset Sizes

The total assets of the Hennessy Cornerstone Mid Cap 30 Fund ($1,072.4 billion as of April 30, 2017) are larger than the Rainier Mid Cap Equity Fund and the Rainier Small/Mid Cap Equity Fund on a combined basis ($467.4 million as of March 31, 2017).  The total assets of the Hennessy Cornerstone Large Growth Fund ($105.4 million as of April 30, 2017) are only slightly smaller than the total assets of the Rainier Large Cap Equity Fund ($108.7 million as of March 31, 2017).

In terms of the structure of the Reorganization, each Rainier U.S. Fund will contribute all of its assets and liabilities to the applicable Hennessy Fund in exchange for shares of such Hennessy Fund.  The Rainier U.S. Funds will liquidate following the distribution of the shares of the Hennessy Funds to their shareholders.  The legal survivors of the Reorganization, the Hennessy Funds, are normally considered the accounting survivors of the Reorganization unless the factors above lead to a contrary determination.

An analysis of the NAST factors is consistent with the Hennessy Funds being the accounting and performance survivors of the Reorganization.  Specifically, despite the total assets of the Rainier Large Cap Equity Fund being slightly larger than the total assets of the Hennessy Cornerstone Large Growth Fund, the NAST factors indicate that the combined Hennessy Funds will more closely resemble the current Hennessy Funds than the Rainier U.S. Funds, as (1) Hennessy Advisors and the portfolio

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managers of the Hennessy Funds will provide investment advisory services to the combined Hennessy Funds, and neither Rainier nor any of the portfolio managers of the Rainier U.S. Funds will provide investment advisory services to the combined Hennessy Funds; (2) the combined Hennessy Funds will operate under the investment objective, policies, strategies and restrictions of the current Hennessy Funds, which utilize quantitative formulas when selecting securities for their portfolio (with the portfolio managers of the current Hennessy Funds continuing as the portfolio managers of the combined Hennessy Funds), as opposed to the actively managed approach used by the Rainier U.S. Funds; (3) the portfolios of the current Hennessy Funds are more representative of what the portfolio of the combined Hennessy Funds will be over time; (4) the combined Hennessy Funds’ investment policies and strategies will be those of the current Hennessy Funds; and (5) the expense structure and expense ratio of the combined Hennessy Funds will be more representative of the current Hennessy Funds than those of the Rainier U.S. Funds.

In light of the Hennessy Funds being the legal survivors of the Reorganization and the supportive NAST factors, we believe that the Hennessy Funds are the appropriate accounting and performance survivors of the proposed Reorganization.

Please contact the undersigned at (414) 297-5596 if you have any questions or comments regarding this filing.

Very truly yours,

/s/ Peter D. Fetzer

 Peter D. Fetzer